Jun-02-03 04:09pm From- T-014 P.002/002 F-197

Manager
Securities Operations

[illegible]
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055645

Cert NYS

1-31700

NYSE

RECD S.E.C.
JUN 2 2003
081

June 2, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 11 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PACIFICARE HEALTH SYSTEMS, INC., Common Stock, par value $.01 per share, including related rights to purchase Series A Junior Participating Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 2, 2003. Tentative listing date – June 6, 2003.

Sincerely,

[signature]